Note 11 - Warrants - Warrant Exercise Price Per Share and Expiration Date (Details)	9 Months Ended
Sep. 30, 2015 $ / shares
Class E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4
Expiration date	April 2016
Class F Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35
Expiration date	February 2018
Class G Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Expiration date	July 2018
Class H Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Expiration date	July 2018
Class I Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85
Expiration date	September 2018
Class J Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.44
Expiration date	February 2019
Class K Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.55
Expiration date	June 2025
Series A Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Expiration date	March 2019
Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50
Expiration date	March 2015